Reconciliation Of EBITDA To Income From Continuing Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
EBITDA	$ 146,402			$ 109,344										$ 458,201	$ 386,809	$ 510,547	$ 418,068	$ 339,869
Depreciation and amortization	22,157			18,128										61,868	51,574	70,165	54,505	41,428
Interest expense, net	15,200			7,964										36,287	22,687	31,215	22,447	28,316
Loss on debt extinguishment	0			0										2,795	0	0	5,345	0
Provision for income taxes	35,600			29,204										123,492	113,511	147,942	125,507	103,007
Net income	73,445	62,188	[1]	54,048	[1]	63,998	[1]	80,991	[1]	56,145	49,231	46,706	58,182	233,759	199,037	261,225	210,264	169,071
Income from continuing operations																$ 261,225	$ 210,264	$ 167,118

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."